Basis of Presentation and General Information	12 Months Ended
Dec. 31, 2016
Basis of Presentation and General Information [Abstract]
Basis of Presentation and General Information
1. Basis of Presentation and General Information:
The accompanying consolidated financial statements include the accounts of Ocean Rig UDW Inc., its subsidiaries and consolidated Variable Interest Entities ("VIEs") (collectively, the "Company," "Ocean Rig" or the "Group"). Ocean Rig was formed on December 10, 2007, under the laws of the Republic of the Marshall Islands under the name Primelead Shareholders Inc. as an international contractor of offshore deepwater drilling services. The Company was established by DryShips Inc. ("DryShips" or formerly the "Parent") for the purpose of being the holding company of its drilling segment. DryShips is a publicly listed company on the NASDAQ Capital Market (NASDAQGS: DRYS). On November 24, 2010 and up to December 31, 2016, Ocean Rig UDW had an established office and was registered with the Cypriot Registrar of Companies as an overseas company. On October 6, 2011, the Company's common shares commenced "regular way" trading on the NASDAQ Global Select Market under the ticker symbol "ORIG." As of April 14, 2016, the corporate domicile of the Company moved from the Republic of the Marshall Islands to the Cayman Islands.
On April 5, 2016, the Company purchased all of its shares held by DryShips, through its unrestricted subsidiary, Ocean Rig Investments Inc. (Note 11). After this transaction, DryShips no longer holds any equity interest in the Company.
On September 11, 2015, the Company entered into an agreement to provide third party technical management services for the offshore drilling unit Cerrado. On April 28, 2016, the Company acquired the drilling unit Cerrado which was renamed to Ocean Rig Paros (Note 7).
The Company's customers are mainly oil and gas exploration and production companies, including major integrated oil companies, independent oil and gas producers and government-owned oil and gas companies. Customers individually accounting for more than 10% of the Company's revenues during the years ended December 31, 2014, 2015 and 2016, were as follows:
	Year ended December 31,
	2014	2015	2016
Customer A	14%	14%	11%
Customer B	18%	19%	20%
Customer C	12%	13%	-
Customer D	30%	15%	31%
Customer E	14%	13%	14%
Customer F	-	15%	18%

The loss of any of these significant customers could have a material adverse effect on the Company's results of operations if they were not replaced by other customers.